SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 25 - SUBSEQUENT EVENTS: No significant events have occurred after the reporting period that would require adjustment or disclosure in these financial statements.